Intangible Assets, Net (Tables)	6 Months Ended
Jun. 30, 2022
Intangible Assets, Net Table [Abstract]
Schedule of intangible assets
	June 30,	December 31,
	2022	2021
AGM domain name	$14,800	$14,800
Total intangible assets	14,800	14,800
Less: accumulated amortization	(6,907)	(6,167)
Total intangible assets, net	7,893	8,633

Schedule of amortization amount of intangible asset
Remainder of 2022	$740
2023	1,480
2024	1,480
2025	1,480
2026	1,480
Thereafter	1,233
Total	$7,893